Investments - Contract Value (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at contract value	$ 42,391,411	$ 43,208,303
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at contract value	113,818,599	120,666,597
Master Trust Balances | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	113,818,599	120,666,597
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at contract value	42,391,411	43,208,303
Plan's Interest in Master Trust Balances | Synthetic investment contracts
EBP, Master Trust [Line Items]
Total investments at contract value	$ 42,391,411	$ 43,208,303